Income Taxes (Summary of Activity Related to Gross Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning Balance	$ 3,294	$ 2,502	$ 1,907
Increases related to prior year tax positions	224	66	158
Decreases related to prior year tax positions	(176)	(44)	(37)
Decreases related to settlement with tax authorities	(27)	(1)	(78)
Increases related to current year tax positions	852	771	552
Ending Balance	$ 4,167	$ 3,294	$ 2,502